Leases (Details)	12 Months Ended
Dec. 31, 2022 CNY (¥)
Lease [Abstract]
Discount rate of the operating lease	4.58%
Weighted average remaining lease term	1 year 9 months 29 days
Cash paid for operating lease	¥ 3,880,445
Operating lease payment liabilities	¥ 11,305,735